COMMITMENTS AND CONTINGENT LIABILITIES (Royalty Commitments) (Details) - Royalty Commitment with the Office of the Chief Scientist [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Unrecorded Unconditional Purchase Obligation [Line Items]
Contingent royalty liabilities	$ 8,352
Royalties included in cost of revenue	$ 92	$ 112	$ 115
Minimum [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Royalty percentage	3.00%
Total royalties as a percent of grants received	100.00%
Maximum [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Royalty percentage	5.00%
Total royalties as a percent of grants received	150.00%